UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices)(Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 11/30

Date of reporting period: 05/31/14

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Roosevelt Multi-Cap Fund

Semi-Annual Report

May 31, 2014

Fund Adviser:

The Roosevelt Investment Group, Inc.

317 Madison Avenue

Suite 1004

New York, NY 10017

Toll Free: (877) 322-0576

MANAGEMENT DISCUSSION AND ANALYSIS – (Unaudited)

In the 6 month period ending May 31, 2014, the Roosevelt Multi-Cap Fund (“Fund”) returned 1.36% for the Investor class and 1.51% for the Institutional Class, trailing the Russell 3000 Index gain of 7.08%. In our view, a key factor behind the fund’s underperformance during this time period was the abrupt rotation out of growth stocks which commenced during March. We had an overweight position in growth holdings as compared with the benchmark, and the sharp rotation out of this group therefore detracted from our performance. Based on historical occurrences, we observed that such market shifts have at times persisted for prolonged periods. We therefore pared back on some of our growth holdings, and reallocated the proceeds into value stocks. We believe that the portfolio is currently well balanced in this regard.

From an attribution perspective, the Financial sector was our most challenging area. Two stocks accounted for nearly all of the weakness here, as Ocwen Financial declined by just over 33% and Nomura Holdings lost nearly 27%. In the case of the former, regulatory scrutiny has limited Ocwen’s ability to acquire mortgage servicing rights from large banks, which was a key tenet of our investment thesis. We have therefore exited the position. We believe that Nomura’s decline was less company specific and more a result of the overall weakness of the Japanese market during the first quarter of the year. This may have been a result of investor frustration that the Abe administration had yet to deliver material structural reforms, a frustration which we shared and was a key reason in our ultimate decision to sell the stock.

The Health Care sector was another area of relative weakness, as our holdings here were essentially unchanged, underperforming the benchmark’s sector return of just over 8%. This was primarily a function of our biotechnology holdings. As noted above, earlier in the year there was a rapid flight out of growth stocks, and biotechs in particular were at the center of this exodus. As a result, Celgene and Isis Pharmaceuticals were two of our weakest stocks in this area.

Turning to the consumer space, we were hurt by a very poor showing from GNC Holdings, which was our largest single stock detractor. It declined by approximately 38%, as softness in its key sports nutrition, vitamins, and dietary products categories, in conjunction with an increasingly competitive environment, led to a very weak first quarter for the company. We felt that visibility was limited with regards to when these challenges might subside, and thus we chose to sell the stock.

The fund’s strongest area was the Materials sector, where we generated a total return of nearly 31%, besting the benchmark’s sector return of approximately 10.5%. LyondellBasell Industries accounted for this strength. The chemical and polymer manufacturer is a key beneficiary of the shale resources being developed domestically, as they serve to lower the company’s feedstock costs. Additionally, the company is generating significant amounts of free cash flow and management has been aggressively repurchasing shares.

Looking forward, we have a positive view on equities. Domestic monetary policy remains accommodative, and we expect that to be the case for some time. In Europe, the Central Bank recently implemented several stimulative measures, including an interest rate reduction and a new program worth up to 400 billion Euros to encourage European banks to boost their private sector loans. Moreover, the door was left open for further action including an asset purchase program. We are also optimistic with regards to the US economy. While GDP contracted during the first quarter, we believe that this was an anomaly which was likely impacted by severe winter weather. That aside, with a Federal budget in place we expect less fiscal drag than in years past. We also note that corporate capital spending has been somewhat depressed since the financial crisis, and we are of the opinion that there is significant pent-up demand which could contribute to economic growth this year. Furthermore, recent improvements in the labor market may lead to a boost in consumer spending. Should the economy indeed reaccelerate, we would expect corporate revenues and profits to benefit as a result.

1

Of course, not everyone is optimistic about equities. Bears point to the strength of many bond markets and their corresponding low yields as evidence of a sluggish economic environment that could pressure corporate earnings and stock prices. We do not share this view. In our opinion, monetary policy has been the key driver of unusually low bond yields. In particular, we believe that heightened expectations heading into the ECB’s June meeting had a material impact on depressing European Sovereign yields. On a relative basis, this made US Treasuries appear inexpensive, encouraging purchases and driving down their yield as well. Furthermore, we note that US Treasury issuance is down substantially on a year over year basis. All else being equal, we would expect less supply to lead to higher prices and thus lower rates. Therefore, while bond yields are indeed at very low levels, we believe this is primarily due to monetary and technical factors, and need not reflect a deteriorating economic environment.

2

INVESTMENT RESULTS – (Unaudited)

Total Returns*

(for the periods ended May 31, 2014)

			Average Annual Returns
	Six Months	One Year	Five Years	Ten Years
Roosevelt Multi-Cap Fund – Investor Class	1.36%	11.14%	12.04%	8.35%
S&P 500® Index**	7.62%	20.45%	18.40%	7.77%
Russell 3000 Index**	7.08%	20.57%	18.82%	8.17%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated March 31, 2014, were 1.25% of average daily net assets.

Total Returns*

(for the periods ended May 31, 2014)

			Average Annual Returns
	Six Months	One Year	Five Years	Ten Years
Roosevelt Multi-Cap Fund – Institutional Class(a)	1.51%	11.48%	12.35%	8.64%
S&P 500® Index**	7.62%	20.45%	18.40%	7.77%
Russell 3000 Index**	7.08%	20.57%	18.82%	8.17%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated March 31, 2014, were 1.00% of average daily net assets.

(a)

The Institutional Class commenced operations on October 16, 2012. This performance reflects the Fund’s Investor Class for periods prior to October 16, 2012. Unlike Institutional Class shares, Investor Class shares bear a 12b-1 fee of 0.25%. This difference is reflected in the performance information. Accordingly, had the Institutional Class of the Fund been operational for periods prior to October 16, 2012, the performance information would have been different as a result of lower annual operating expenses.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The S&P 500® Index and the Russell 3000® Index are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. These indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For more information on the Roosevelt Multi-Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

3

Comparison of the Growth of a $10,000 Investment in the Roosevelt Multi-Cap Fund – Investor Class,

the S&P 500® Index, and the Russell 3000® Index: (Unaudited)

The graph shows the value of a hypothetical initial investment of $10,000 in the Investor Class of the Fund, the S&P 500® Index, and the Russell 3000 Index on May 31, 2004 and held through May 31, 2014. The performance of the Institutional Class of the Fund’s shares will be greater than or less than the line shown based on the differences in fees paid by shareholders investing in the different classes. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The S&P 500® Index and the Russell 3000® Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Roosevelt Multi-Cap Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-322-0576.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

4

FUND HOLDINGS—(Unaudited)

1As	a percentage of net assets.

The investment objective of the Roosevelt Multi-Cap Fund is long-term capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE—(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

5

SUMMARY OF FUND’S EXPENSES—(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, consisting of management fees, distribution and/or service (12b-1) fees, and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2013 to May 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Roosevelt Multi-Cap Fund – Investor Class	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid for the Period December 1, 2013 – May 31, 2014*
Actual	$1,000.00	$1,013.60	$5.81
Hypothetical**	$1,000.00	$1,019.16	$5.82
*	Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

Roosevelt Multi-Cap Fund – Institutional Class	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During the Period December 1, 2013 – May 31, 2014*
Actual	$1,000.00	$1,015.10	$4.55
Hypothetical**	$1,000.00	$1,020.41	$4.57
*	Expenses are equal to the Fund’s annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

6

ROOSEVELT MULTI-CAP FUND

SCHEDULE OF INVESTMENTS

May 31, 2014 – (Unaudited)

COMMON STOCKS – 95.55%	Shares	Fair Value
Consumer Discretionary – 3.13%
GNC Holdings, Inc.	50,082	$1,849,027
Home Depot, Inc./The	43,588	3,497,065

		5,346,092

Consumer Staples – 5.38%
Archer-Daniels-Midland Co.	77,709	3,492,242
Boston Beer Co., Inc./The – Class A *	3,769	808,111
CVS Caremark Corp.	62,274	4,877,300

		9,177,653

Energy – 10.80%
EOG Resources, Inc.	53,930	5,705,794
Hess Corp.	58,460	5,337,398
Kinder Morgan Management LLC *	45,250	3,261,168
Weatherford International Ltd. *	189,629	4,113,053

		18,417,413

Financials – 18.66%
American International Group, Inc.	97,471	5,270,257
CIT Group, Inc.	72,580	3,228,358
CME Group, Inc.	48,684	3,505,248
Discover Financial Services	129,835	7,677,144
Morgan Stanley	204,968	6,325,312
Wells Fargo & Co.	114,683	5,823,603

		31,829,922

Health Care – 12.50%
Biogen Idec, Inc. *	22,153	7,075,004
Celgene Corp. *	30,634	4,687,921
Merck & Co., Inc.	60,826	3,519,392
Pfizer, Inc.	204,216	6,050,920

		21,333,237

Industrials – 20.27%
Chicago Bridge & Iron Co. NV	69,014	5,617,740
Eaton Corp. PLC	78,587	5,791,076
FANUC Corp. ADR	99,115	2,819,822
Flowserve Corp.	47,562	3,507,222
Hertz Global Holdings, Inc. *	128,590	3,795,977
Kansas City Southern	40,921	4,399,826
Raytheon Co.	49,752	4,854,303
Timken Co.	59,015	3,789,943

		34,575,909

See accompanying notes which are an integral part of the financial statements.

7

ROOSEVELT MULTI-CAP FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2014 – (Unaudited)

COMMON STOCKS – 95.55% – continued	Shares	Fair Value
Information Technology – 18.44%
Apple, Inc.	7,155	$4,529,115
Broadcom Corp. – Class A	51,138	1,629,768
Cognizant Technology Solutions Corp. – Class A *	103,044	5,008,969
Facebook, Inc. – Class A *	70,333	4,452,079
Microchip Technology, Inc.	117,149	5,576,292
Microsoft Corp.	106,685	4,367,684
Stratasys Ltd. *	33,877	3,151,239
Visa, Inc. – Class A	12,788	2,747,246

		31,462,392

Materials – 4.39%
Lyondellbasell Industries NV – Class A	75,241	7,491,746

Utilities – 1.98%
NextEra Energy, Inc.	34,761	3,384,331

TOTAL COMMON STOCKS (Cost $128,641,620)		163,018,695

Money Market Securities – 5.70%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.09% (a)	9,720,188	9,720,188

TOTAL MONEY MARKET SECURITIES (Cost $9,720,188)		9,720,188

TOTAL INVESTMENTS – 101.25% (Cost $138,361,808)		172,738,883

Liabilities in Excess of Other Assets – (1.25)%		(2,129,002)

TOTAL NET ASSETS – 100.00%		$170,609,881

(a)	Rate disclosed is the seven day yield as of May 31, 2014.

*	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

8

ROOSEVELT MULTI-CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2014

(Unaudited)

Assets
Investments in securities at fair value (cost $138,361,808)	$172,738,883
Receivable for fund shares sold	162,628
Dividends receivable	270,115
Interest receivable	951
Tax reclaims receivable	1,225
Prepaid expenses	2,052

Total Assets	173,175,854

Liabilities
Payable for fund shares redeemed	1,627,439
Payable for investments purchased	788,067
Payable to Adviser	130,396
Accrued 12b-1 fees – Investor class	20,071

Total Liabilities	2,565,973

Net Assets	$170,609,881

Net Assets consist of:
Paid-in capital	$126,110,551
Accumulated undistributed net investment income	192,483
Accumulated undistributed net realized gain from investment transactions	9,929,772
Net unrealized appreciation on investments	34,377,075

Net Assets	$170,609,881

Net Assets: Investor Class	$94,116,312

Shares outstanding (unlimited number of shares authorized, no par value)	5,130,122

Net asset value, offering and redemption price per share	$18.35

Net Assets: Institutional Class	$76,493,569

Shares outstanding (unlimited number of shares authorized, no par value)	4,133,575

Net asset value, offering and redemption price per share	$18.51

See accompanying notes which are an integral part of the financial statements.

9

ROOSEVELT MULTI-CAP FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2014 – (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $4,975)	$1,131,197
Interest income	3,801

Total investment income	1,134,998

Expenses
Investment Adviser fee	806,815
12b-1 fee – Investor class	130,355
Custodian expenses	104
Trustee expenses	4,670
Overdraft fees	571

Total expenses	942,515

Net investment income	192,483

Net Realized and Unrealized Gain on Investments
Net realized gain on investment securities transactions	10,246,113
Net change in unrealized depreciation of investment securities	(7,835,752)

Net realized and unrealized gain on investments	2,410,361

Net increase in net assets resulting from operations	$2,602,844

See accompanying notes which are an integral part of the financial statements.

10

ROOSEVELT MULTI-CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Year Ended November 30, 2013
Increase in Net Assets due to:
Operations
Net investment income	$192,483	$137,695
Net realized gain on investment securities transactions	10,246,113	18,904,387
Net change in unrealized appreciation (depreciation) of investment securities	(7,835,752)	19,831,925

Net increase in net assets resulting from operations	2,602,844	38,874,007

Distributions
From net investment income – Investor Class	–	(457,788)
From net investment income – Institutional Class	–	(860)
From net realized gains – Investor Class	(11,539,367)	(1,106,248)
From net realized gains – Institutional Class	(7,097,847)	(673,945)

Total distributions	(18,637,214)	(2,238,841)

Capital Transactions – Investor Class
Proceeds from shares sold	11,671,012	33,118,118
Reinvestment of distributions	10,246,470	1,327,446
Amount paid for shares redeemed	(31,811,070)	(117,479,108)

Total Investor Class	(9,893,588)	(83,033,544)

Capital Transactions – Institutional Class
Proceeds from shares sold	15,995,263	67,890,873
Reinvestment of distributions	5,238,209	498,594
Amount paid for shares redeemed	(8,757,486)	(2,168,988)

Total Institutional Class	12,475,986	66,220,479

Net increase (decrease) in net assets resulting from capital transactions	2,582,398	(16,813,065)

Total Increase (Decrease) in Net Assets	(13,451,972)	19,822,101

Net Assets
Beginning of period	184,061,853	164,239,752

End of period	$170,609,881	$184,061,853

Accumulated undistributed net investment income included in net assets at end of period	$192,483	$–

Share Transactions – Investor Class
Shares sold	627,906	1,823,992
Shares issued in reinvestment of distributions	552,966	70,502
Shares redeemed	(1,731,960)	(6,219,666)

Total Investor Class	(551,088)	(4,325,172)

Share Transactions – Institutional Class
Shares sold	864,828	3,427,564
Shares issued in reinvestment of distributions	280,570	24,670
Shares redeemed	(470,688)	(109,230)

Total Institutional Class	674,710	3,343,004

Net increase (decrease) in shares	123,622	(982,168)

See accompanying notes which are an integral part of the financial statements.

11

ROOSEVELT MULTI-CAP FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30, 2013	Year Ended November 30, 2012	Year Ended November 30, 2011	Year Ended November 30, 2010	Year Ended November 30, 2009
Selected Per Share Data:
Net asset value, beginning of period	$20.09		$16.23	$15.99	$16.45	$14.45	$13.12

Income from investment operations:
Net investment income (loss)	0.01		0.01 (a)	0.03	(0.03)	0.01	0.11 (a)
Net realized and unrealized gain (loss)	0.28		4.10	1.69	(0.42)	2.03	1.38

Total from investment operations	0.29		4.11	1.72	(0.45)	2.04	1.49

Less distributions to shareholders:
From net investment income	–		(0.05)	–	(0.01)	(0.04)	(0.16)
From net realized gain	(2.03)		(0.20)	(1.48)	–	–	–

Total distributions	(2.03)		(0.25)	(1.48)	(0.01)	(0.04)	(0.16)

Net asset value, end of period	$18.35		$20.09	$16.23	$15.99	$16.45	$14.45

Total Return (b)	1.36	%(c)	25.37%	11.87%	(2.75)%	14.12%	11.52%

Ratios and Supplemental Data:
Net assets, end of period (000)	$94,116		$114,119	$162,359	$150,378	$194,342	$136,633
Ratio of expenses to average net assets	1.16	%(d)	1.16%	1.25%	1.26%	1.26%	1.26%
Ratio of net investment income (loss) to average net assets	0.10	%(d)	0.06%	0.17%	(0.13)%	0.08%	0.87%
Portfolio turnover rate	37	%(c)	86%	116%	150%	122%	121%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of the financial statements.

12

ROOSEVELT MULTI-CAP FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30, 2013	Period Ended November 30, 2012 (a)
Selected Per Share Data:
Net asset value, beginning of period	$20.22		$16.24	$16.17

Income from investment operations:
Net investment income	0.03		0.12 (b)	0.02	(b)
Net realized and unrealized gain	0.29		4.07	0.05

Total from investment operations	0.32		4.19	0.07

Less distributions to shareholders:
From net investment income	–		(0.01)	–
From net realized gain	(2.03)		(0.20)	–

Total distributions	(2.03)		(0.21)	–

Net asset value, end of period	$18.51		$20.22	$16.24

Total Return (c)	1.51	%(d)	25.77%	0.43	%(d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$76,494		$69,942	$1,881
Ratio of expenses to average net assets	0.91	%(e)	0.91%	0.91	%(e)
Ratio of net investment income (loss) to average net assets	0.37	%(e)	0.64%	1.62	%(e)
Portfolio turnover rate	37	%(d)	86%	116	%(d)

(a)	For the period October 16, 2012 (commencement of operations) to November 30, 2012.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of the financial statements.

13

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2014 – (Unaudited)

NOTE 1. ORGANIZATION

The Roosevelt Multi-Cap Fund (the “Fund”), was organized as a diversified series of Unified Series Trust (the “Trust”) to acquire all the assets of the Bull Moose Growth Fund, a series of AmeriPrime Advisors Trust (the “Predecessor Fund”), in a tax-free reorganization, effective September 23, 2005. The Predecessor Fund commenced operations on December 21, 2001. The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The objective of the Fund is long-term capital appreciation. The investment adviser to the Fund is The Roosevelt Investment Group, Inc. (“Roosevelt” or the “Adviser”).

The Fund currently offers two classes of shares, Investor Class and Institutional Class. Investor Class shares were first offered to the public on December 21, 2001; and Institutional Class shares were first offered to the public on October 15, 2012. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Trustees. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Inverse and Leveraged ETFs – The Fund may invest in inverse and leveraged exchange traded funds (“ETFs”). These ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises. Because inverse and leveraged ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. The net asset value and market price of leveraged or inverse ETFs is usually more volatile than the value of the tracked index or of other ETFs that do not use leverage.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. The Fund was subject to excise taxes for the 2012 excise period

14

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

and such excise tax amounts were paid by Huntington Asset Services, Inc. (“HASI”). The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable. Expenses attributable to any class are borne by that class. Income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The average cost method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Short-term capital gains distributions received are recorded as dividend income for financial reporting purposes. Long-term capital gains distributions received are recorded as such for financial reporting purposes. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended May 31, 2014, the Fund made no such reclassifications.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a

15

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real estate investment trusts, and exchange-traded funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service or Adviser with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

16

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Investments in mutual funds, including money market securities, are generally priced at the ending net asset value (NAV) provided by the service agent of the Fund. These securities are categorized as Level 1 securities.

Fixed income securities, such as U.S. government securities, when valued using market quotations in an active market, are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

17

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2014:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$163,018,695	$—	$—	$163,018,695
Money Market Securities	9,720,188	—	—	9,720,188
Total	$172,738,883	$—	$—	$172,738,883
*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended May 31, 2014.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Adviser has agreed to provide investment advisory services to the Fund, and to pay most operating expenses of the Fund, in return for a “universal fee.” The Agreement states that the Fund, not the Adviser, is obligated to pay the following expenses: brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees and expenses of the non-interested trustees and such extraordinary or non-recurring expenses as may arise, including litigation and the indemnification of the Trust’s Trustees and Officers. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the average daily net assets of the Fund. For the period ended May 31, 2014, the Adviser earned $806,815 from the Fund for its advisory services. At May 31, 2014, the Fund owed the Adviser $130,396 for these services.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administration, fund accounting, and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser pays all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

18

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Adviser a fee aggregating 0.25% of the average daily net assets of the Investor Class in connection with the promotion and distribution of Investor Class shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Adviser may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the period ended May 31, 2014, the Fund accrued 12b-1 fees for the Investor Class of $130,355 of which $20,071 was unpaid at May 31, 2014.

NOTE 5. INVESTMENTS

For the period ended May 31, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$—
Other	63,334,865
Sales
U.S. Government Obligations	$—
Other	79,764,120

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. At May 31, 2014, Morgan Stanley Smith Barney, LLC for the benefit of its customers, owned 36.14% of the Fund. As a result, Morgan Stanley Smith Barney, LLC may be deemed to control the Fund.

19

ROOSEVELT MULTI-CAP FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 – (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION

At May 31, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross appreciation	$36,048,949
Gross depreciation	(1,674,731)

Net appreciation on investments	$34,374,218

At May 31, 2014, the aggregate cost of securities for federal income tax purposes was $138,364,665.

The tax character of distributions paid during the fiscal years ended November 30, 2013 and 2012 is as follows:

	2013	2012
Ordinary Income	$393,878	$56,566
Long-term Capital Gain	1,844,963	13,713,892

Total distributions paid	$2,238,841	$13,770,458

At November 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gains	$18,323,730
Net unrealized appreciation	42,209,970

$60,533,700

At November 30, 2013, the difference between book basis and tax-basis unrealized appreciation are primarily attributable to wash sale losses.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2014, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

20

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at 1-877-322-0576 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period is available without charge upon request by (1) calling the Fund at 1-877-322-0576 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

John C. Swhear, President

Tara Pierson, Secretary

Joseph L. Rezabek, Senior Vice President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

The Roosevelt Investment Group, Inc.

317 Madison Avenue, Suite 1004

New York, NY 10017

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

21

Symons Institutional Funds

Semi-Annual Report

May 31, 2014

Fund Adviser:

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

Toll Free (877) 679-6667

www.scm-funds.com

INVESTMENT RESULTS – (Unaudited)

	Total Returns* (for the periods ended May 31, 2014)
			Average Annual Returns
	Six Months	1 Year	5 Year	Since Inception (December 22, 2006)
Symons Value Institutional Fund	7.76%	14.34%	11.82%	6.83%
Russell 3000 Value Index**	7.67%	19.38%	18.47%	5.05%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated March 31, 2014, were 1.36% of average daily net assets (1.24% after fee waivers/expense reimbursements by the Adviser), which includes Acquired Fund Fees and Expenses of 0.03%. The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; any indirect expenses, such as fees and expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses do not exceed 1.21% of the Fund’s average daily net assets through May 22, 2018.

The performance quoted represents past performance, which does not guarantee future results. The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-679-6667.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The Russell 3000 Value Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

INVESTMENT RESULTS – (Unaudited)

Comparison of a $10,000 Investment in the Symons Value Institutional Fund and

the Russell 3000 Value Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on December 22, 2006 (commencement of Fund operations) and held through May 31, 2014. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 3000 Value Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667. You should carefully consider the investment objective, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

INVESTMENT RESULTS – (Unaudited)

	Total Returns* (for the periods ended May 31, 2014)
			Average Annual Returns
	Six Months	1 Year	5 Year	Since Inception (May 6, 2008)
Symons Small Cap Institutional Fund	-3.11%	1.96%	11.65%	2.63%
Russell 2000 Index**	-0.10%	16.79%	19.32%	9.20%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated March 31, 2014, were 2.89% of average daily net assets (1.59% after fee waivers/expense reimbursements by the Adviser), which includes Acquired Fund Fees and Expenses of 0.03%. The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; any indirect expenses, such as fees and expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses do not exceed 1.56% of the Fund’s average daily net assets through March 31, 2016.

The performance quoted represents past performance, which does not guarantee future results. The investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-877-679-6667.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The Russell 2000 Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

INVESTMENT RESULTS – (Unaudited)

Comparison of a $10,000 Investment in the Symons Small Cap Institutional Fund and

the Russell 2000 Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on May 6, 2008 (commencement of Fund operations) and held through May 31, 2014. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 2000 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-679-6667. You should carefully consider the investment objective, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

[1]	As a percent of net assets.

The investment objective of the Symons Value Institutional Fund is long-term capital appreciation.

[1]	As a percent of net assets.

The investment objective of the Symons Small Cap Institutional Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of one or both of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from December 1, 2013 to May 31, 2014.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not any of the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

Symons Value Institutional Fund	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During the Period* December 1, 2013 – May 31, 2014
Actual	$1,000.00	$1,077.60	$6.27
Hypothetical **	$1,000.00	$1,018.90	$6.09

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

Symons Small Cap Institutional Fund	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During the Period* December 1, 2013 – May 31, 2014
Actual	$1,000.00	$968.90	$7.66
Hypothetical **	$1,000.00	$1,017.15	$7.84

*	Expenses are equal to the Fund’s annualized expense ratio of 1.56%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

SYMONS VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

May 31, 2014 (Unaudited)

COMMON STOCKS – 78.95%	Shares	Fair Value
Biotechnology — 3.00%
Amgen, Inc.	24,400	$2,830,156

Brewers – 5.99%
Ambev SA ADR	485,000	3,414,400
Molson Coors Brewing Co. – Class B	34,000	2,234,820

		5,649,220

Electric Utilities – 3.13%
Duke Energy Corp.	25,190	1,790,505
PPL Corp.	32,929	1,155,479

		2,945,984

Gold – 2.69%
Goldcorp, Inc.	85,000	1,986,450
Sibanye Gold Ltd. ADR	56,175	551,639

		2,538,089

Health Care Services – 3.74%
Express Scripts Holding Co. *	49,300	3,523,471

Household Products – 4.57%
Procter & Gamble Co.	53,300	4,306,107

Integrated Telecommunication Services – 7.23%
AT&T, Inc.	92,850	3,293,390
Orange SA ADR	219,180	3,517,839

		6,811,229

IT Consulting & Other Services – 1.77%
International Business Machines Corp.	9,070	1,672,145

Leisure Products – 1.87%
Hasbro, Inc.	32,840	1,763,508

Multi-Utilities – 4.91%
Consolidated Edison, Inc.	49,530	2,724,645
PG&E Corp.	41,520	1,904,522

		4,629,167

Oil & Gas Exploration & Products – 2.37%
Anadarko Petroleum Corp.	21,730	2,235,148

Packaged Foods & Meats – 14.07%
Campbell Soup Co.	90,000	4,131,000
ConAgra Foods, Inc.	91,200	2,945,760
Hershey Co./The	28,300	2,754,722

See accompanying notes which are an integral part of these financial statements.

SYMONS VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2014 (Unaudited)

COMMON STOCKS – 78.95% – continued	Shares	Fair Value
Packaged Foods & Meats – 14.07% – continued
Kellogg Co.	34,700	$2,393,606
Kraft Foods Group, Inc.	17,500	1,040,550

		13,265,638

Pharmaceuticals – 8.13%
GlaxoSmithKline PLC ADR	39,800	2,146,812
Novo-Nordisk A/S ADR	65,060	2,750,737
Teva Pharmaceutical Industries Ltd. ADR	54,705	2,762,055

		7,659,604

Precious Metals & Minerals – 2.45%
Silver Wheaton Corp.	112,400	2,308,696

Soft Drinks – 3.56%
PepsiCo, Inc.	38,000	3,356,540

Systems Software – 2.19%
Oracle Corp.	49,000	2,058,980

Tobacco – 4.28%
Philip Morris International, Inc.	45,600	4,037,424

Wireless Telecommunication Services – 3.00%
Rogers Communications, Inc.	69,790	2,823,006

TOTAL COMMON STOCKS (Cost $60,494,757)		74,414,112

REAL ESTATE INVESTMENT TRUSTS – 5.12%
Digital Realty Trust, Inc.	34,250	1,969,375
Senior Housing Properties Trust	118,880	2,850,742

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,513,711)		4,820,117

MONEY MARKET SECURITIES – 15.59%
Fidelity Institutional Money Market Treasury Only – Class I, 0.01% (a)	14,694,117	14,694,117

TOTAL MONEY MARKET SECURITIES (Cost $14,694,117)		14,694,117

TOTAL INVESTMENTS – 99.66% (Cost $79,702,585)		93,928,346

Other Assets in Excess of Liabilities – 0.34%		324,840

TOTAL NET ASSETS – 100.00%		$94,253,186

(a)	Rate disclosed is the seven day yield as of May 31, 2014.

*	Non-income producing security.

ADR – American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

SYMONS SMALL CAP INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

May 31, 2014 (Unaudited)

COMMON STOCKS – 77.24%	Shares	Fair Value
Apparel Retail – 1.34%
Brown Shoe Co., Inc.	1,270	$35,750

Biotechnology – 1.19%
Momenta Pharmaceuticals, Inc. *	2,570	31,842

Construction & Farm Machinery – 1.39%
Lindsay Corp.	440	37,088

Data Processing & Outsourced Services – 2.23%
NeuStar, Inc. - Class A *	2,120	59,402

Diversified Chemicals – 1.35%
LSB Industries, Inc. *	940	35,870

Education Services – 1.18%
K12, Inc. *	1,370	31,455

Electric Utilities – 5.58%
El Paso Electric Co.	2,330	88,796
Empire District Electric Co./The	2,490	59,785

		148,581

Electrical Components & Equipment – 2.25%
Brady Corp. – Class A	990	26,859
II-VI, Inc. *	2,450	32,977

		59,836

Environmental & Facilities Services – 1.07%
Tetra Tech, Inc.	1,070	28,473

Fertilizers & Agricultural Chemicals – 1.51%
Intrepid Potash, Inc. *	2,490	40,363

Food Distributors – 4.93%
Andersons, Inc./The	1,110	56,543
United Natural Foods, Inc. *	1,110	74,825

		131,368

Food Retail – 1.00%
Fresh Market, Inc./The *	870	26,666

Gas Utilities – 4.78%
Laclede Group, Inc./The	1,240	57,883
New Jersey Resources Corp.	690	37,957
South Jersey Industries, Inc.	550	31,636

		127,476

See accompanying notes which are an integral part of these financial statements.

SYMONS SMALL CAP INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2014 (Unaudited)

COMMON STOCKS – 77.24% – continued	Shares	Fair Value
Gold – 1.46%
Allied Nevada Gold Corp. *	9,180	$25,337
Golden Star Resources Ltd. *	28,360	13,613

		38,950

Home Entertainment Software – 1.16%
Take-Two Interactive Software, Inc. *	1,500	30,945

Home Improvement Retail – 1.86%
Sears Hometown and Outlet Stores, Inc. *	2,250	49,567

Leisure Products – 0.91%
LeapFrog Enterprises, Inc. *	3,490	24,186

Movies & Entertainment – 2.06%
DreamWorks Animation SKG, Inc. – Class A *	1,960	55,037

Multi-Utilities – 5.08%
Avista Corp.	2,250	70,447
NorthWestern Corp.	1,350	64,800

		135,247

Oil & Gas Equipment & Services – 1.11%
McDermott International, Inc. *	4,060	29,476

Oil & Gas Exploration & Products – 1.04%
Approach Resources, Inc. *	1,420	27,718

Packaged Foods & Meats – 12.72%
B&G Foods, Inc.	1,780	60,983
Cal-Maine Foods, Inc.	720	50,227
Diamond Foods, Inc. *	1,220	38,979
Flowers Foods, Inc.	2,362	49,248
Sanderson Farms, Inc.	470	43,480
Snyder’s-Lance, Inc.	2,150	58,437
TreeHouse Foods, Inc. *	500	37,475

		338,829

Paper Products – 2.84%
Clearwater Paper Corp. *	1,220	75,725

Personal Products – 0.89%
Elizabeth Arden, Inc. *	870	23,603

Precious Metals & Minerals – 3.16%
Coeur Mining, Inc. *	2,560	17,510
Dominion Diamond Corp. *	2,210	29,084
First Majestic Silver Corp. *	4,500	37,755

		84,349

See accompanying notes which are an integral part of these financial statements.

SYMONS SMALL CAP INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2014 (Unaudited)

COMMON STOCKS – 77.24% – continued	Shares	Fair Value
Reinsurance – 1.34%
Endurance Specialty Holdings Ltd.	690	$35,687

Semiconductors – 2.66%
Cirrus Logic, Inc. *	3,200	70,816

Specialized Consumer Services – 0.84%
Weight Watchers International, Inc.	1,070	22,288

Tires & Rubber – 2.74%
Cooper Tire & Rubber Co.	2,620	72,915

Trucking – 1.15%
Knight Transportation, Inc.	1,260	30,706

Water Utilities – 4.42%
American States Water Co.	1,980	59,954
California Water Service Group	2,620	57,797

		117,751

TOTAL COMMON STOCKS (Cost $1,879,926)		2,057,965

REAL ESTATE INVESTMENT TRUSTS – 9.91%
Agree Realty Corp.	2,940	90,670
Associated Estates Realty Corp.	1,940	33,543
National Health Investors, Inc.	1,065	66,797
Washington Real Estate Investment Trust	2,830	73,099

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $257,252)		264,109

MONEY MARKET SECURITIES – 12.19%
Fidelity Institutional Money Market Treasury Only – Class I, 0.01% (a)	324,871	324,871

TOTAL MONEY MARKET SECURITIES (Cost $324,871)		324,871

TOTAL INVESTMENTS – 99.34% (Cost $2,462,049)		2,646,945

Other Assets in Excess of Liabilities – 0.66%		17,638

TOTAL NET ASSETS – 100.00%		$2,664,583

(a)	Rate disclosed is the seven day yield as of May 31, 2014.

*	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

SYMONS INSTITUTIONAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2014 (Unaudited)

	Symons Value Institutional Fund	Symons Small Cap Institutional Fund
Assets
Investment in securities:
At cost	$79,702,585	$2,462,049

At fair value	$93,928,346	$2,646,945
Cash	7,868	–
Receivable for investments sold	–	32,812
Receivable for fund shares sold	136,090	–
Interest receivable	109	4
Dividends receivable	289,377	2,124
Receivable from Adviser	–	6,423
Prepaid expenses	21,185	18,699

Total Assets	94,382,975	2,707,007

Liabilities
Payable for fund shares redeemed	28,518	23,456
Payable to Adviser	69,220	–
Payable to administrator, fund accountant, and transfer agent	13,235	3,148
Payable to custodian	2,532	753
Payable to trustees and officers	2,278	2,278
Other accrued expenses	14,006	12,789

Total Liabilities	129,789	42,424

Net Assets	$94,253,186	$2,664,583

Net Assets consist of:
Paid-in capital	$71,912,980	$1,904,758
Accumulated undistributed net investment income (loss)	334,481	(36,896)
Accumulated undistributed net realized gain from investment transactions	7,779,964	611,825
Net unrealized appreciation on investments	14,225,761	184,896

Net Assets	$94,253,186	$2,664,583

Shares outstanding (unlimited number of shares authorized, no par value)	7,435,655	267,004

Net asset value (“NAV”) and offering price per share	$12.68	$9.98

Redemption price per share (NAV * 98%) (a)	$12.43	$9.78

(a)	The Funds charge a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

SYMONS INSTITUTIONAL FUNDS

STATEMENTS OF OPERATIONS

For the six months ended May 31, 2014 (Unaudited)

	Symons Value Institutional Fund	Symons Small Cap Institutional Fund
Investment Income
Dividend income (net of foreign taxes withheld of $45,316 and $11)	$1,229,745	$35,925
Interest income	553	40

Total investment income	1,230,298	35,965

Expenses
Investment Adviser fee	448,709	33,273
Administration expenses	35,905	3,006
Transfer agent expenses	26,837	12,440
Fund accounting expenses	23,052	1,909
Registration expenses	18,849	9,812
Legal expenses	12,521	12,367
Report printing expense	11,618	1,613
Audit expenses	7,263	7,263
Trustee expenses	5,900	5,900
Custodian expenses	5,465	1,493
CCO expense	3,740	3,740
Insurance expense	2,807	1,891
Pricing expenses	979	1,052
Miscellaneous expenses	901	329

Total expenses	604,546	96,088

Fees waived by Adviser	(61,261)	(48,902)

Net operating expenses	543,285	47,186

Net investment income (loss)	687,013	(11,221)

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	7,793,319	638,407
Net change in unrealized depreciation of investment securities	(1,789,867)	(743,724)

Net realized and unrealized gain (loss) on investments	6,003,452	(105,317)

Net increase (decrease) in net assets resulting from operations	$6,690,465	$(116,538)

See accompanying notes which are an integral part of these financial statements.

SYMONS INSTITUTIONAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Symons Value Institutional Fund		Symons Small Cap Institutional Fund
	For the Six Months Ended May 31, 2014 (Unaudited)	Year Ended November 30, 2013	For the Six Months Ended May 31, 2014 (Unaudited)	Year Ended November 30, 2013
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$687,013	$1,157,071	$(11,221)	$1,836
Net realized gain (loss) on investment securities	7,793,319	5,250,673	638,407	(1,515)
Net change in unrealized appreciation (depreciation) of investment securities	(1,789,867)	6,507,136	(743,724)	1,183,669

Net increase (decrease) in net assets resulting from operations	6,690,465	12,914,880	(116,538)	1,183,990

Distributions
From net investment income	(402,866)	(1,106,731)	–	(31,644)
From net realized gains	–	(5,246,292)	–	(37,118)
From return of capital	–	–	–	(11,408)

Total distributions	(402,866)	(6,353,023)	–	(80,170)

Capital Transactions
Proceeds from shares sold	7,461,346	13,664,491	251,534	1,382,453
Proceeds from redemption fees (a)	2,211	2,338	29	84
Reinvestment of distributions	354,145	5,616,854	–	79,533
Amount paid for shares redeemed	(10,734,082)	(26,354,645)	(5,269,175)	(2,502,263)

Net decrease in net assets resulting from capital transactions	(2,916,380)	(7,070,962)	(5,017,612)	(1,040,193)

Total Increase (Decrease) in Net Assets	3,371,219	(509,105)	(5,134,150)	63,627

Net Assets
Beginning of period	90,881,967	91,391,072	7,798,733	7,735,106

End of period	$94,253,186	$90,881,967	$2,664,583	$7,798,733

Accumulated undistributed net investment income (loss) included in net assets at end of period	$334,481	$50,334	$(36,896)	$(25,675)

Share Transactions
Shares sold	603,966	1,147,669	24,524	144,783
Shares issued in reinvestment of distributions	28,514	474,984	–	7,722
Shares redeemed	(885,033)	(2,290,106)	(514,716)	(263,838)

Net decrease in shares	(252,553)	(667,453)	(490,192)	(111,333)

(a)	The Fund charges a 2% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the NAV if held longer than 60 days.

See accompanying notes which are an integral part of these financial statements.

SYMONS INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Symons Value Institutional Fund
	For the Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30, 2013		Year Ended November 30, 2012	Year Ended November 30, 2011	Year Ended November 30, 2010	Year Ended November 30, 2009
Selected Per Share Data:
Net asset value, beginning of period	$11.82		$10.94		$10.40	$9.94	$9.79	$7.94

Income from investment operations:
Net investment income (loss)	0.09		0.16		0.16	0.11 (a)	0.09 (a)	0.09 (a)
Net realized and unrealized gain (loss) on investments	0.83		1.59		0.77	0.80	0.56	1.95

Total income (loss) from investment operations	0.92		1.75		0.93	0.91	0.65	2.04

Less distributions to shareholders:
From net investment income	(0.06)		(0.15)		(0.16)	(0.09)	(0.13)	(0.08)
From net realized gain	–		(0.72)		(0.22)	(0.30)	(0.37)	(0.11)
From return of capital	–		–		(0.01)	(0.06)	–	–

Total distributions	(0.06)		(0.87)		(0.39)	(0.45)	(0.50)	(0.19)

Paid in capital from redemption fees (b)	–		–		–	–	–	–

Net asset value, end of period	$12.68		$11.82		$10.94	$10.40	$9.94	$9.79

Total Return (c)	7.76	%(e)	16.05%		8.98%	9.33%	6.66%	26.14%
Ratios and Supplemental Data:
Net assets, end of period (000)	$94,253		$90,882		$91,391	$71,823	$46,514	$34,058
Ratio of expenses to average net assets	1.21	%(f)	1.29	%(d)	1.46%	1.45%	1.46%	1.46%
Ratio of expenses to average net assets before waiver or recoupment by Adviser	1.35	%(f)	1.33%		1.29%	1.43%	1.65%	1.91%
Ratio of net investment income (loss) to average net assets	1.53	%(f)	1.32%		1.46%	1.00%	0.86%	1.00%
Portfolio turnover rate	35	%(e)	45%		28%	80%	57%	38%

(a)	Calculated using average shares method.
(b)	Redemption fees resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Effective May 22, 2013, the Adviser agreed to waive fees to maintain Fund expenses at 1.21%. Prior to that date, the expense cap was 1.46%.
(e)	Not annualized.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

SYMONS INSTITUTIONAL FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Symons Small Cap Institutional Fund
	For the Six Months Ended May 31, 2014 (Unaudited)		Year Ended November 30, 2013	Year Ended November 30, 2012		Year Ended November 30, 2011		Year Ended November 30, 2010		Year Ended November 30, 2009
Selected Per Share Data:
Net asset value, beginning of period	$10.30		$8.91	$8.63		$9.83		$8.27		$5.60

Income from investment operations:
Net investment income (loss)	(0.10)		– (b)	(0.03	)(a)	(0.01	)(a)	(0.01	)(a)	(0.03	)(a)
Net realized and unrealized gain (loss) on investments	(0.22)		1.50	0.44		(0.27)		1.74		2.76

Total income (loss) from investment operations	(0.32)		1.50	0.41		(0.28)		1.73		2.73

Less distributions to shareholders:
From net investment income	–		(0.04)	–		–		–		–	(b)
From net realized gain	–		(0.05)	(0.13)		(0.90)		(0.17)		(0.05)
From return of capital	–		(0.02)	–		(0.02)		–		(0.01)

Total distributions	–		(0.11)	(0.13)		(0.92)		(0.17)		(0.06)

Paid in capital from redemption fees (b)	–		–	–		–		–		–

Net asset value, end of period	$9.98		$10.30	$8.91		$8.63		$9.83		$8.27

Total Return (c)	(3.11	)%(d)	16.80%	4.76%		(2.25)%		20.93%		49.15%
Ratios and Supplemental Data:
Net assets, end of period (000)	$2,665		$7,799	$7,735		$14,419		$12,882		$2,587
Ratio of expenses to average net assets	1.56	%(e)	1.56%	1.56%		1.56%		1.56%		1.56%
Ratio of expenses to average net assets before reimbursement by Adviser	3.18	%(e)	2.86%	2.10%		2.07%		3.33%		16.87%
Ratio of net investment income (loss) to average net assets	(0.37	)%(e)	0.02%	(0.37)%		(0.14)%		(0.25)%		(0.37)%
Portfolio turnover rate	54	%(d)	52%	56%		120%		46%		55%

(a)	Calculated using average shares method.
(b)	Resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

SYMONS INSTITUTIONAL FUNDS

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2014 (Unaudited)

NOTE 1. ORGANIZATION

The Symons Value Institutional Fund (the “Value Fund”) and Symons Small Cap Institutional Fund (the “Small Cap Fund”) (each a “Fund” and, collectively the “Funds”), were each organized as a diversified series of Unified Series Trust (the “Trust”). The Value Fund was organized on November 13, 2006 and commenced operations on December 22, 2006. The Value Fund was formerly known as the Symons Alpha Value Institutional Fund. The name change was effective March 30, 2009. The Small Cap Fund was organized on February 10, 2008 and commenced operations on May 6, 2008. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is Symons Capital Management, Inc. (the “Adviser”). The investment objective of each Fund is long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency Translation – Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis: a) the fair values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day and b) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from foreign currency transactions. Reported net realized foreign currency transaction gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income or complying with other provisions to be eligible for RIC qualification. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

SYMONS INSTITUTIONAL FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

As of and during the period ended May 31, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. For the period ended May 31, 2014, the Funds made no such reclassifications.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market

SYMONS INSTITUTIONAL FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or closing prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of

SYMONS INSTITUTIONAL FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds a Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Value Fund’s investments as of May 31, 2014:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$74,414,112	$–	$–	$74,414,112
Real Estate Investment Trusts	4,820,117	–	–	4,820,117
Money Market Securities	14,694,117	–	–	14,694,117
Total	$93,928,346	$–	$–	$93,928,346

*	Refer to the Schedule of Investments for industry classifications.

SYMONS INSTITUTIONAL FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Small Cap Fund’s investments as of May 31, 2014:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$2,057,965	$–	$–	$2,057,965
Real Estate Investment Trusts	264,109	–	–	264,109
Money Market Securities	324,871	–	–	324,871
Total	$2,646,945	$–	$–	$2,646,945

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the period ended May 31, 2014, the Funds had no transfers between any Levels. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser of the Funds, under the terms of the management agreements (the “Agreements”), manages each Fund’s investments subject to approval of the Board. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly. The Adviser is paid at an annual rate of 1.00% of the average daily net assets of the Value Fund and at an annual rate of 1.10% of the average daily net assets of the Small Cap Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund expenses, but only to the extent necessary so that each Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as Fees and Expenses of Acquired Funds) do not exceed 1.21% of the Fund’s average daily net assets with respect to the Value Fund and 1.56% of the Fund’s average daily net assets with respect to the Small Cap Fund, through May 22, 2018 for the Value Fund and March 31, 2016 for Small Cap Fund. Prior to May 22, 2013, the Value Fund’s expense cap was 1.46%.

SYMONS INSTITUTIONAL FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Please see the chart below for information regarding the management fees, fee waivers, and expenses reimbursed for each Fund for the period ended May 31, 2014.

	Value Fund	Small Cap Fund
Management fee (as a percent of average net assets)	1.00%	1.10%
Expense limitation (as a percent of average net assets)	1.21%	1.56%
Management fees earned	$448,709	$33,273
Fees waived and expenses reimbursed	$61,261	$48,902
Receivable from Adviser	$–	$6,423
Payable to Adviser	$69,220	$–

Each waiver or reimbursement by the Adviser is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation. The amounts subject to repayment by each Fund, pursuant to the aforementioned conditions, at May 31, 2014, are as follows:

Fund	Amount	Subject to Repayment Until November 30,
Value Fund	$61,132	2016
	61,261	2017
Small Cap Fund	77,937	2014
	68,965	2015
	99,540	2016
	48,902	2017

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel.

The Trust also retains HASI to act as each Fund’s transfer agent and to provide fund accounting services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Funds, and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the period ended May 31, 2014, fees for administrative, transfer agent, fund accounting services, and Custodian expenses and the amounts due to HASI and the Custodian at May 31, 2014, were as follows:

	Value Fund	Small Cap Fund
Administration expenses	$35,905	$3,006
Transfer agent expenses	26,837	12,440
Fund accounting expenses	23,052	1,909
Custodian expenses	5,465	1,493
Payable to HASI	13,235	3,148
Payable to Custodian	2,532	753

SYMONS INSTITUTIONAL FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made to the Distributor by the Value Fund or the Small Cap Fund for the period ended May 31, 2014. The Distributor, HASI, and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor), and certain officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended May 31, 2014, purchases and sales of investment securities, other than short-term investments, were as follows:

	Value Fund	Small Cap Fund
Purchases
U.S. Government Obligations	$–	$–
Other	27,522,188	2,821,781
Sales
U.S. Government Obligations	$–	$–
Other	32,599,544	6,956,241

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2014, Charles Schwab & Co. (“Schwab”), for the benefit of its customers, owned 31.72% and 81.23% of the Value Fund and the Small Cap Fund, respectively. As a result, Schwab may be deemed to control the Value Fund and the Small Cap Fund.

NOTE 8. FEDERAL TAX INFORMATION

At May 31, 2014, the appreciation (depreciation) of investments for tax purposes was as follows:

	Value Fund	Small Cap Fund
Gross Appreciation	$14,769,827	$316,446
Gross (Depreciation)	(557,421)	(150,900)

Net Appreciation (Depreciation) on Investments	$14,212,406	$165,546

Tax Cost	$79,715,940	$2,481,399

SYMONS INSTITUTIONAL FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – continued

Value Fund:

The tax character of distributions paid during the fiscal years ended November 30, 2013 and 2012 were as follows:

	2013	2012
Distributions paid from:
Ordinary Income*	1,244,448	1,284,093
Long-term Capital Gain	5,108,575	1,801,152
Return of Capital	–	103,052

	$6,353,023	$3,188,297

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

Small Cap Fund:

The tax character of distributions paid during the fiscal years ended November 30, 2013 and 2012 were as follows:

	2013	2012
Distributions paid from:
Ordinary Income*	$68,762	$112,501
Return of Capital	11,408	–

	$80,170	$112,501

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At November 30, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Value Fund	Small Cap Fund
Undistributed Ordinary Income	$50,334	$–
Accumulated capital and other losses	–	(32,907)
Unrealized appreciation/depreciation	16,002,273	909,270

	$16,052,607	$876,363

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales of $13,355 for the Value Fund and $21,415 for the Small Cap Fund.

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

SYMONS INSTITUTIONAL FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – continued

As of November 30, 2013, accumulated capital and other losses for the Small Cap Fund consist of:

Post October Losses	Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses*	Total
$ 13	$ 5,155	$ 27,739	$ 32,907

*	Qualified late-year ordinary losses are the excess of the sum of the specified losses attributable to the portion of the taxable year after October 31, and the ordinary losses attributable to the portion of the taxable year after December 31, over the sum of the specified gains attributable to the portion of the taxable year after October 31, and other ordinary income attributable to the portion of the taxable year after December 31.

As of November 30, 2013, the Small Cap Fund has available for federal tax purposes an unused capital loss carryforward of $5,155, which is available for offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

No expiration – long term	$5,155

$5,155

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2014, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 679-6667 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Funds at (877) 679-6667 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

John C. Swhear, President

Tara Pierson, Secretary

Joseph L. Rezabek, Senior Vice President

Robert W. Silva, Chief Financial Officer and

    Treasurer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, PA 15228

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE

INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Auer Growth Fund

Semi-Annual Report

May 31, 2014

Fund Adviser:

SBAuer Funds, LLC

10401 N. Meridian Street, Suite 100

Indianapolis, IN 46290

Toll Free (888) 711-AUER (2837)

www.auergrowthfund.com

INVESTMENT RESULTS – (Unaudited)

Total Returns*

(For the periods ended May 31, 2014)

			Average Annual
	Six Month	1 Year	5 Year	Since Inception (December 28, 2007)
Auer Growth Fund	6.74%	22.68%	9.83%	-1.84%
S&P 500® Index**	7.62%	20.45%	18.40%	6.30%
Russell 2000 Value Index**	1.67%	16.87%	18.77%	6.88%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated March 31, 2014, were 1.98% of average daily net assets.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-888-711-2837.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**

The S&P 500® Index and Russell 2000 Value Index are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. The indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

1

The chart above assumes an initial investment of $10,000 made on December 28, 2007 (commencement of Fund operations) and held through May 31, 2014. The S&P 500® Index and Russell 2000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in these indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Auer Growth Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-711-2837.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

2

FUND HOLDINGS – (Unaudited)

The investment objective of the Auer Growth Fund is long-term capital appreciation.

The Auer Growth Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets, and bulletin boards that the Adviser believes present the most favorable potential for capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

This Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at December 1, 2013 and held through May 31, 2014.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

Auer Growth Fund	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During the Period* December 1, 2013 – May 31, 2014

Actual	$ 1,000.00	$ 1,067.40	$ 9.71
Hypothetical **	$ 1,000.00	$ 1,015.54	$ 9.46

*	Expenses are equal to the Fund’s annualized expense ratio of 1.88%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

4

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2014 (Unaudited)

Shares	COMMON STOCKS – 96.11%	Fair Value
	Consumer Discretionary – 23.39%
20,000	Conn’s, Inc. *	$932,800
135,000	D.R. Horton, Inc.	3,196,800
70,000	FAB Universal Corp. (a) (b) *	70,000
52,000	LGI Homes, Inc. *	829,920
140,000	M/I Homes, Inc. *	3,193,400
34,000	Meritage Homes Corp. *	1,363,740
75,000	Ryland Group, Inc./The	2,827,500
200,000	Shiloh Industries, Inc. *	3,618,000
90,000	Standard Pacific Corp. *	722,700
70,000	Taylor Morrison Home Corp. – Class A *	1,491,000
28,000	William Lyon Homes – Class A *	736,120

		18,981,980

	Consumer Staples – 0.12%
7,000	Omega Protein Corp. *	100,730

	Energy – 30.48%
68,000	Atwood Oceanics, Inc. *	3,355,800
53,000	Bellatrix Exploration Ltd. *	465,340
10,000	Bolt Technology Corp.	180,400
6,000	Canadian Natural Resources Ltd.	244,020
32,000	Chesapeake Energy Corp.	919,040
25,000	Devon Energy Corp.	1,847,500
10,000	Earthstone Energy, Inc. *	283,000
4,500	EnCana Corp.	104,895
15,000	Gulfmark Offshore, Inc. – Class A	696,150
860,000	Hercules Offshore, Inc. *	3,904,400
83,000	Hornbeck Offshore Services, Inc. *	3,754,920
75,000	Kodiak Oil & Gas Corp. *	954,750
17,000	Memorial Production Partners LP (c)	380,290
85,000	PetroQuest Energy, Inc. *	520,200
75,000	Sanchez Energy Corp. *	2,582,250
2,600	SM Energy Co.	197,106

See accompanying notes which are an integral part of these financial statements.

5

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2014 (Unaudited)

Shares	COMMON STOCKS – 96.11% – continued	Fair Value
	Energy – 30.48% – continued
100,000	Triangle Petroleum Corp. *	$1,005,000
2,000,000	Vantage Drilling Co. *	3,340,000

		24,735,061

	Financials – 13.10%
10,000	1347 Property Insurance Holdings, Inc. *	88,100
12,000	Amtrust Financial Services, Inc.	512,400
7,000	Atlas Financial Holdings, Inc. *	103,320
11,000	BBX Capital Corp. *	218,020
50,000	Blackstone Group LP (c)	1,554,000
15,000	Colony Bankcorp, Inc. *	90,750
110,000	Consumer Portfolio Services, Inc. *	807,400
9,000	First Financial Northwest, Inc.	99,360
9,000	First Savings Financial Group, Inc.	216,450
160,000	Gain Capital Holdings, Inc.	1,262,400
8,000	Guaranty Federal Bancshares, Inc. *	100,160
8,000	Hennessy Advisors, Inc.	120,000
9,000	HMN Financial, Inc. *	99,450
17,000	International Bancshares Corp.	409,700
140,000	KCG Holdings, Inc. *	1,678,600
28,000	Kingstone Companies, Inc.	172,480
8,000	KKR & Co. LP (c)	181,840
10,000	Northeast Bancorp	96,000
12,000	Ocwen Financial Corp. *	420,840
6,000	Orrstown Financial Services, Inc. *	98,100
5,000	Piper Jaffray Cos. *	220,150
13,000	Radian Group, Inc.	187,460
10,500	Sussex Bancorp	95,445
65,000	United Insurance Holdings Corp.	1,147,250
3,500	Westwood Holdings Group, Inc.	205,660
6,500	WSFS Financial Corp.	441,480

		10,626,815

See accompanying notes which are an integral part of these financial statements.

6

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2014 (Unaudited)

Shares	COMMON STOCKS – 96.11% – continued	Fair Value
	Health Care – 1.72%
3,000	Aetna, Inc.	$232,650
7,000	Fonar Corp. *	90,650
33,000	Insys Therapeutics, Inc. *	852,720
30,000	Sucampo Pharmaceuticals, Inc. – Class A *	218,100

		1,394,120

	Industrials – 3.17%
9,000	Compx International, Inc.	103,950
10,000	CTPartners Executive Search, Inc. *	96,500
75,000	Gencor Industries, Inc. *	762,750
18,000	MFRI, Inc. *	180,900
4,000	Sparton Corp. *	117,760
13,000	Trinity Industries, Inc.	1,124,890
10,000	Willis Lease Finance Corp. *	183,800

		2,570,550

	Information Technology – 16.26%
117,000	Advanced Energy Industries, Inc. *	2,289,690
35,000	Aehr Test Systems *	79,100
15,000	Alliance Fiber Optic Products, Inc.	304,200
34,000	Bel Fuse, Inc. – Class B	932,960
52,000	Canadian Solar, Inc. *	1,339,000
130,000	Extreme Networks, Inc. *	517,400
30,000	IntriCon Corp. *	209,700
30,000	Lam Research Corp. *	1,861,200
50,000	LRAD Corp. *	102,500
107,000	Mattson Technology, Inc. *	226,840
180,000	Micron Technology, Inc. *	5,146,200
60,000	Wi-LAN, Inc.	186,000

		13,194,790

	Materials – 3.34%
35,000	Fibria Celulose SA ADR *	913,500
16,000	KapStone Paper and Packaging Corp. *	464,800

See accompanying notes which are an integral part of these financial statements.

7

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2014 (Unaudited)

Shares	COMMON STOCKS – 96.11% – continued	Fair Value
	Materials – 3.34% – continued
13,000	Methanex Corp.	$742,300
112,000	Nevsun Resources Ltd.	377,440
125,000	Rio Alto Mining Ltd. *	212,500

		2,710,540

	Real Estate Investment Trusts – 3.24%
16,000	Ares Commercial Real Estate Corp.	200,480
33,000	Starwood Property Trust, Inc.	804,870
50,000	Walter Investment Management Corp. *	1,445,500
11,000	ZAIS Financial Corp.	180,510

		2,631,360

	Utilities – 1.29%
4,000	AGL Resources, Inc.	213,520
11,000	Entergy Corp.	829,620

		1,043,140

	TOTAL COMMON STOCKS (Cost $73,035,292)	77,989,086

	MONEY MARKET SECURITIES – 0.35%
283,280	Fidelity Institutional Money Market Treasury Portfolio – Class I, 0.01% (d)	283,280

	TOTAL MONEY MARKET SECURITIES (Cost $283,280)	283,280

	TOTAL INVESTMENTS – 96.46% (Cost $73,318,572)	78,272,366

	Other Assets in Excess of Liabilities – 3.54%	2,873,525

	TOTAL NET ASSETS – 100.00%	$81,145,891

(a)	Security is illiquid at May 31, 2014, at which time the aggregate value of illiquid securities is $70,000 or 0.09%.

(b)	Security is currently fair valued by the Adviser, according to fair value procedures approved by the Trust.

(c)	Master Limited Partnership.

(d)	Rate disclosed is the seven day yield as of May 31, 2014.

*	Non-income producing security.

ADR	– American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

8

AUER GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2014

(Unaudited)

Assets
Investments in securities at fair value (cost $73,318,572)	$78,272,366
Receivable for investments sold	2,977,871
Dividends receivable	12,469
Interest receivable	5
Prepaid expenses	15,603

Total Assets	81,278,314

Liabilities
Payable to Adviser	$101,146
Payable to administrator, fund accountant, and transfer agent	9,142
Payable to custodian	3,024
Payable to trustees	561
Other accrued expenses	18,550

Total Liabilities	132,423

Net Assets	$81,145,891

Net Assets consist of:
Paid-in capital	$102,722,571
Accumulated undistributed net investment (loss)	(951,966)
Accumulated undistributed net realized loss from investments	(25,578,508)
Net unrealized appreciation on investments	4,953,794

Net Assets	$81,145,891

Shares outstanding (unlimited number of shares authorized, no par value)	9,152,490

Net asset value (“NAV”) and offering price per share	$8.87

Redemption price per share (NAV * 99%) (a)	$8.78

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

9

AUER GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2014

(Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $1,037)	$207,424
Interest income	71

Total investment income	207,495

Expenses
Investment Adviser fee	593,766
Administration expenses	35,782
Transfer agent expenses	24,451
Legal expenses	19,874
Fund accounting expenses	15,906
Registration expenses	12,282
Report printing expense	11,887
Audit expenses	8,011
Trustee expenses	6,656
Custodian expenses	6,640
CCO expense	3,786
Pricing expenses	2,405
Insurance expense	2,342
Miscellaneous expenses	1,978

Total expenses	745,766

Net investment loss	(538,271)

Net Realized and Unrealized Gain on Investments
Net realized gain on investment securities transactions	6,029,412
Net change in unrealized depreciation of investment securities	(341,350)

Net realized and unrealized gain on investments	5,688,062

Net increase in net assets resulting from operations	$5,149,791

See accompanying notes which are an integral part of these financial statements.

10

AUER GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Year Ended November 30, 2013
Increase in Net Assets due to:
Operations
Net investment loss	$(538,271)	$(183,550)
Net realized gain on investment transactions	6,029,412	20,202,416
Net change in unrealized appreciation (depreciation) of investments	(341,350)	5,072,536

Net increase in net assets resulting from operations	5,149,791	25,091,402

Capital Transactions
Proceeds from shares sold	4,474,215	10,873,845
Amount paid for shares redeemed	(5,129,121)	(21,084,298)
Proceeds from redemption fees (a)	103	—

Net decrease in net assets resulting from capital transactions	(654,803)	(10,210,453)

Total Increase in Net Assets	4,494,988	14,880,949

Net Assets
Beginning of period	76,650,903	61,769,954

End of period	$81,145,891	$76,650,903

Accumulated undistributed net investment loss included in net assets at end of period	$(951,966)	$(413,695)

Share Transactions
Shares sold	522,099	1,522,408
Shares redeemed	(596,568)	(3,216,516)

Net decrease in share transactions	(74,469)	(1,694,108)

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

11

AUER GROWTH FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	Six Months Ended May 31, 2014 (Unaudited)		Fiscal Year Ended November 30,
			2013	2012		2011		2010	2009
Selected Per Share Data:
Net asset value, beginning of period	$8.31		$5.66	$5.92		$6.21		$6.02	$4.55

Income from investment operations:
Net investment income (loss)	(0.06)		(0.03)	(0.05	)(a)	(0.06	)(a)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	0.62		2.68	(0.21)		(0.23)		0.23	1.50

Total from investment operations	0.56		2.65	(0.26)		(0.29)		0.19	1.47

Paid in capital from redemption fees	—	(b)	—	—	(b)	—	(b)	— (b)	— (b)

Net asset value, end of period	$8.87		$8.31	$5.66		$5.92		$6.21	$6.02

Total Return (c)	6.74	%(d)	46.82%	(4.39)%		(4.67)%		3.16%	32.31%

Ratios and Supplemental Data:
Net assets, end of period (000)	$81,146		$76,651	$61,770		$136,018		$207,931	$159,388
Ratio of expenses to average net assets	1.88	%(e)	1.91%	1.82%		1.71%		1.72%	1.82%
Ratio of net investment income (loss) to average net assets	(1.36	)%(e)	(0.27)%	(0.83)%		(0.81)%		(0.68)%	(0.75)%
Portfolio turnover rate	66	%(d)	147%	162%		145%		149%	222%

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

12

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2014

(Unaudited)

NOTE 1. ORGANIZATION

The Auer Growth Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Auer Growth Fund is to provide long-term capital appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is SBAuer Funds, LLC (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income or complying with other provisions to be eligible for RIC qualification. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

As of and during the period ended May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

13

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) and distributions from master limited partnership are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year is reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from master limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended May 31, 2014, the Auer Growth Fund made no reclassifications.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a

14

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (continued)

three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, real-estate investment trusts and master limited partnerships, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing

15

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (continued)

service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon

16

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – (continued)

the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2014:

	Valuation Inputs
Investments	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Common Stocks*	$77,919,086	$—	$70,000	**	$77,989,086
Money Market Securities	283,280	—	—		283,280
Total	$78,202,366	$—	$70,000		$78,272,366

*	Refer to the Schedule of Investments for industry classifications.
**	The unrealized appreciation (depreciation) of level 3 securities as of May 31, 2014 is $(307,086).

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with the additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. Management does not believe the fair value of Level 3 securities to be significant as of May 31, 2014, and accordingly is not presenting such disclosures. During the period ended May 31, 2014, there were no transfers between levels. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

17

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average net assets. For the period ended May 31, 2014, the Adviser earned a fee of $593,766 from the Fund. At May 31, 2014, the Fund owed the Adviser $101,146 for advisory services.

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period ended May 31, 2014, HASI earned fees of $35,782 for administrative services provided to the Fund. At May 31, 2014, the Fund owed HASI $3,970 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, the Fund’s distributor (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the period ended May 31, 2014, the Custodian earned fees of $6,640 for custody services provided to the Fund. At May 31, 2014, the Fund owed the Custodian $3,024 for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended May 31, 2014, HASI earned fees of $24,451 from the Fund for transfer agent services. For the period ended May 31, 2014, HASI earned fees of $15,906 from the Fund for fund accounting services. At May 31, 2014, the Fund owed HASI $1,616 for fund accounting services. At May 31, 2014, the Fund owed HASI $3,556 for transfer agent services. The Distributor acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the period ended May 31, 2014. The Distributor, HASI, and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor; such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a distribution plan under Rule 12b-1 (the “Plan”). Under the Plan, the Fund can pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to

18

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (continued)

any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time after March 31, 2015, upon notice to shareholders.

NOTE 5. INVESTMENTS

For the period ended May 31, 2014, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$—
Other	51,407,805
Sales
U.S. Government Obligations	$—
Other	54,536,859

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2014, SEI Private Trust Co., for the benefit of others, owned 44.78% of the Fund. As a result, SEI Private Trust Co. may be deemed to control the Fund.

19

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014

(Unaudited)

NOTE 8. FEDERAL TAX INFORMATION

At May 31, 2014, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$8,740,677
Gross (Depreciation)	(3,591,126)

Net Appreciation on Investments	$5,149,551

At May 31, 2014, the aggregate cost of securities for federal income tax purposes, was $73,122,815.

At November 30, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated capital and other losses	$(32,217,372)
Unrealized appreciation	5,490,901

$(26,726,471)

The difference between book basis and tax basis unrealized appreciation is attributable to basis adjustments for investments in partnerships.

Under current law, capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

As of November 30, 2013, accumulated capital and other losses consist of:

Post October Losses	Capital Loss Carryforwards	Qualified Late-Year Ordinary Losses*	Total
$16,023	$31,591,897	$609,452	$32,217,372

*	Qualified late-year ordinary losses are the excess of the sum of the specified losses attributable to the portion of the taxable year after October 31, and the ordinary losses attributable to the portion of the taxable year after December 31, over the sum of the specified gains attributable to the portion of the taxable year after October 31, and other ordinary income attributable to the portion of the taxable year after December 31.

20

AUER GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014

(Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – (continued)

As of November 30, 2013, the Fund has available for federal tax purposes an unused capital loss carryforward of $31,591,897, which is available for offset against future taxable net capital gains. To the extent that these carryforwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

No expiration – short term	$1,238,327
No expiration – long term	—
Expires on November 30, 2017	30,353,570

$31,591,897

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders. Non-expiring carryforwards will be utilized prior to the utilization of carryforwards with expiration dates.

During the year ended November 30, 2013, the Fund utilized $20,257,058 in capital loss carryforwards to offset capital gains.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2014, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

21

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (888) 711-2837 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period is available without charge upon request by (1) calling the Fund at (888) 711-2837 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

John C. Swhear, President

Tara Pierson, Secretary

Joseph L. Rezabek, Senior Vice President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

SBAuer Funds, LLC

10401 N. Meridian Street, Suite 100

Indianapolis, IN 46290

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 4415

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE

INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

22

AUER GROWTH FUND

(AUERX)

Semi-Annual Report

May 31, 2014

SBAuer Funds, LLC

10401 N. Meridian St., Suite 100

Indianapolis, IN 46290

Toll Free – 888-711-AUER (2837)

www.auergrowthfund.com

Semi-Annual Report

May 31, 2014

www.1492Funds.com

Fund Adviser:

1492 Capital Management, LLC

309 North Water Street, Suite 505

Milwaukee, WI 53202

Toll Free (877) 571-1492

1492 Funds – Small Cap Growth Fund

May 31, 2014

1492 Funds – Discovering Opportunity

May 31, 2014

Dear fellow shareholder,

Welcome to our semi-annual report for the period ended May 31st. Before we get into the commentary about the Fund’s performance and positioning, we believe it’s worthwhile to discuss our investment philosophy and process.

Our investment philosophy very simply stated is that stock selection is key to creating excess returns and that our extensive use of fundamental research is where it begins. We meet with hundreds of companies annually, collecting individual data points across many sectors and industries, which we then weave into themes that we believe will provide a catalyst for revenue and earnings growth. We seek to identify all the companies in the small cap space that will be beneficiaries of one of our themes, looking horizontally at competitors and vertically up and down the supply chain.

Once we’ve identified a company, we subject it to a rigorous valuation process, focusing on earnings, cash flow generation, the balance sheet and the quality of management. If all boxes are checked, the company becomes a candidate for the fund. We have stated in the past that sometimes our rigorous fundamental research gets trumped by macroeconomic tribulations but sometimes the markets simply readjust. The beginning of this year has proven to be different than the last several. This year began with a sizable outperformance of large cap stocks relative to small cap stocks, largely driven by a resetting of valuation expectations on technology and biotech stocks in the small cap segment. The important thing to note is that we are long term investors and we believe that our hard work and patience regarding shorter term adjustments will lead small cap equities to be an attractive investment going forward. Please read on to learn more about the 1492 Small Cap Growth Fund.

Sincerely,

Joe Frohna and Tim Stracka

Founding Principals

**********************************

1492 Small Cap Growth Fund – Commentary (Unaudited)

Following a 51.21% return for the 1492 Small Cap Growth Fund last fiscal year ending November 30, 2013, which outpaced the benchmark Russell 2000 Growth Index return of 44.47% for the same time period, the Fund’s performance took a breather during the following six month period. From December 1, 2013 to May 31, 2014, the Fund’s return was -0.31%, which again outpaced the -1.79% return of the benchmark.

If you had only read the newspaper headlines during this period, with titles such as “stock market hits new all-time high”, you would have never known that small cap stocks actually had a “correction” (down more than 10% from early-March to mid-May). Following five years of outperformance from 2009 to 2013, small cap stocks underperformed large cap stocks by more than 700 basis points during the six month period ending May 31, 2014. Most of the underperformance was due to a valuation correction in the high revenue growth, high multiple technology stocks with no earnings as well as many pre-revenue biotech companies that had significantly outperformed in 2013. We believe this was a healthy correction and is nearly complete, as many of these stocks are now trading with more reasonable valuation multiples and appear to have found a bottom technically.

The 1492 Small Cap Growth Fund outperformed its benchmark by 148 basis points during this six month period driven entirely by stock selection. Because valuation is an important component in the stock selection process

1

and monitored closely during the holding period, the Fund was able to avoid many of the high-multiple technology and biotech stocks that experienced the most downside during the period.

The best performing stock in the Fund, up 73% during this six month period, was Federated National Holding Company (FNHC), a Florida-based property and casualty insurance company. Federated National is taking significant share in the Florida market because the state-funded insurance plan has been mandated by the state government to reduce its market share and many of the large private carriers are no longer competing in the state following huge losses from Hurricane Andrew. Furthermore, Federated National has limited its risk profile by utilizing the reinsurance market, where premiums are currently low. The second best performing stock was EnteroMedics, Inc. (ETRM), a clinical development stage medical device company using a nerve-blocking technology to treat obesity. The stock rose 59% during this six month period after it released 18 month efficacy and safety results for the procedure that exceeded expectations.

On the downside of performance, the worst performing stock during this six month period was Datawatch Corporation (DWCH), a “big data” software company helping corporations turn static information into actionable, dynamic reports to improve decision making. The stock declined 50% during the Fund’s holding period as the company unexpectedly preannounced financial results below expectations as several large deals were delayed to later in the year. The Fund has since sold this position. The second worst performer during this six month period was ITT Educational Services, Inc. (ESI), a “for profit” secondary education company. The stock declined 49% during the Fund’s holding period as the company announced disappointing enrollment trends as well as uncertainty related to the company’s bad debt exposure to student loans. The Fund has since sold this position.

As we peer into the second half of 2014, we remain bullish on the investment themes and related stocks currently in the Fund. Our confidence is partially based on the information we receive from the hundreds of management teams we meet with on an annual basis. A few management quotes below are a representative sample of the information we are obtaining in these meetings. Management of a rental equipment company in the U.S. recently stated, “The feeling in the field is upbeat, our customers and managers are bullish about business prospects, including the long-awaited recovery in commercial construction”. The management team of an energy infrastructure construction company recently stated, “There are multiple tailwinds, such as the aging pipeline system, oil and natural gas pricing differentials, and environmental regulation, driving demand in our end-markets and providing multiple avenues for growth both in the near and mid-term”. Management of a trucking company recently commented, “Demand continues to increase and capacity remains tight, which has led to improvement in our utilization and rate per mile, and has increased shippers’ desire to lock-in capacity”. Management of a home builder recently remarked, “We are experiencing year-over-year growth in new orders, average selling prices, and deliveries.” It’s quotes like these that give us confidence we are investing in themes and the related stocks with fundamentals that are improving and that will help drive alpha for the 1492 Small Cap Growth Fund for the balance of the year.

You should carefully consider the investment objectives, potential risks, management fees and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-877-571-1492 or by downloading one here.

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Small-Cap investing involves greater risk not associated with investing in more established companies, such as greater price volatility, business risk, less liquidity and increased competitive threat.

Performance data current to the most recent month end may be obtained by calling 1-877-571-1492. The 1492 Small Cap Growth Fund is distributed by Unified Financial Securities, 2960 N. Meridian St., Suite 300, Indianapolis, Indiana 46208-4715. (Member FINRA)

2

INVESTMENT RESULTS – (Unaudited)

Total Returns*
(For the periods ended May 31, 2014)
			Average Annual Returns
	6 Months	1 Year	Since Inception December 29, 2011
1492 Small Cap Growth Fund	-0.31%	23.11%	21.18%
Russell 2000 Growth Index**	-1.79%	16.71%	21.19%

Total annual operating expenses as disclosed in the Fund’s prospectus dated March 31, 2014, were 6.08% of average daily net assets (1.11% after fee waiver/expense reimbursements by the Adviser). The Adviser contractually has agreed to cap certain operating expenses of the Fund excluding brokerage fees and commissions, borrowing costs, taxes, acquired fund fees and expenses, and extraordinary litigation expenses through March 31, 2015.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-571-1492.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**	The Russell 2000 Growth Index (the “Index”) is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-571-1492. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

3

Comparison of the Growth of a $10,000 Investment in the 1492 Small Cap Growth Fund and the

Russell 2000 Growth Index (Unaudited)

The chart above assumes an initial investment of $10,000 made on December 29, 2011 (commencement of Fund operations) and held through May 31, 2014. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-571-1492. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

4

FUND HOLDINGS – (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the 1492 Small Cap Growth Fund is long-term capital appreciation.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

5

ABOUT THE FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from December 1, 2013 to May 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

1492 Small Cap Growth Fund	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During the Period December 1, 2013 – May 31, 2014*
Actual	$1,000.00	$996.90	$5.48
Hypothetical** (5% return before expenses)	$1,000.00	$1,019.45	$5.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

6

1492 SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2014 – (Unaudited)

COMMON STOCKS – 92.93%	Shares	Fair Value

Consumer Discretionary – 11.03%
Apollo Group, Inc. – Class A *	5,748	$154,046
Bridgepoint Education, Inc. *	6,865	89,176
DeVry Education Group, Inc.	3,239	136,783
Ignite Restaurant Group, Inc. *	6,944	106,590
KB Home	4,562	75,182
Rentrak Corp. *	4,423	228,536
RetailMeNot, Inc. *	3,017	76,934
Ryland Group, Inc./The	2,244	84,599
Skechers U.S.A., Inc. *	1,899	84,506

		1,036,352

Energy – 13.76%
Goodrich Petroleum Corp. *	10,027	290,783
Key Energy Services, Inc. *	4,923	39,630
Kodiak Oil & Gas Corp. *	8,591	109,364
Matrix Service Co. *	2,136	69,740
Parker Drilling Co. *	17,851	115,496
Patterson-UTI Energy, Inc.	2,953	97,715
PBF Energy, Inc.	4,317	137,756
RSP Permian, Inc. *	2,770	74,790
Sanchez Energy Corp. *	5,724	197,077
StealthGas, Inc. *	8,522	89,481
Synergy Resources Corp. *	6,103	71,649

		1,293,481

Financials – 11.18%
BofI Holding, Inc. *	3,565	273,899
Evercore Partners, Inc.	1,381	76,010
Federated National Holding Co.	9,126	213,914
HFF, Inc. – Class A	5,373	173,655
Home Bancshares, Inc.	2,304	70,295
Raymond James Financial, Inc.	2,928	141,715
Stifel Financial Corp. *	2,247	101,564

		1,051,052

Health Care – 12.84%
BioTelemetry, Inc. *	14,803	108,654
CAS Medical Systems, Inc. *	21,057	44,641
Cepheid, Inc. *	2,430	109,472
EnteroMedics, Inc. *	32,998	69,956
Exact Sciences Corp. *	7,021	94,643
Icad, Inc. *	6,641	43,963
Keryx Biopharmaceuticals, Inc. *	3,207	42,332
Ligand Pharmaceuticals, Inc. – Class B *	2,729	182,052

See accompanying notes which are an integral part of these financial statements.

7

1492 SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2014 – (Unaudited)

COMMON STOCKS – 92.93% – continued	Shares	Fair Value

Health Care – 12.84% – continued
Salix Pharmaceuticals Ltd. *	2,989	$340,985
Staar Surgical Co. *	11,037	170,301

		1,206,999

Industrials – 16.45%
Builders FirstSource, Inc. *	9,190	65,984
Ceco Environmental Corp.	4,313	61,762
Great Lakes Dredge & Dock Corp. *	12,800	97,536
Marten Transport Ltd.	4,017	96,770
MiX Telematics Ltd. ADR *	6,973	69,939
Orion Marine Group, Inc. *	7,030	79,509
Powell Industries, Inc.	1,595	98,619
Power Solutions International, Inc. *	1,612	125,720
Primoris Services Corp.	4,613	133,639
Roadrunner Transportation Systems, Inc. *	4,435	115,842
Sterling Construction Co., Inc. *	15,614	143,180
Stock Building Supply Holdings, Inc. *	2,199	42,089
Swift Transportation Co. *	3,038	75,221
United Rentals, Inc. *	2,370	239,489
Werner Enterprises, Inc.	3,814	100,690

		1,545,989

Information Technology – 22.34%
Ambarella, Inc. *	5,440	141,114
Bottomline Technologies (de), Inc. *	4,543	130,929
BroadSoft, Inc. *	3,312	71,440
CalAmp Corp. *	7,444	142,180
CoStar Group, Inc. *	498	78,958
FleetMatics Group PLC *	4,407	125,600
KVH Industries, Inc. *	5,549	75,355
LivePerson, Inc. *	10,035	95,533
Magic Software Enterprises Ltd.	20,733	164,205
Microsemi Corp. *	2,902	70,606
Numerex Corp. – Class A *	7,479	84,588
Pandora Media, Inc. *	3,902	95,716
Proofpoint, Inc. *	2,268	72,395
Saba Software, Inc. *	14,128	138,454
Silicom Ltd.	1,242	59,355
Silicon Image, Inc. *	20,286	106,096
Tangoe, Inc. *	10,143	151,739
Textura Corp. *	3,659	76,583
Ultimate Software Group, Inc./The *	388	49,327

See accompanying notes which are an integral part of these financial statements.

8

1492 SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

May 31, 2014 – (Unaudited)

COMMON STOCKS – 92.93% – continued	Shares	Fair Value

Information Technology – 22.34% – continued
Virtusa Corp. *	4,957	$169,579

		2,099,752

Real Estate Investment Trust – 1.05%
Physicians Realty Trust	7,156	98,824

Telecommunication Services – 4.28%
8x8, Inc. *	10,279	77,298
inContact, Inc. *	27,622	233,958
ORBCOMM, Inc. *	14,285	91,138

		402,394

TOTAL COMMON STOCKS (Cost $8,061,143)		8,734,843

MONEY MARKET SECURITIES – 7.08%
Fidelity Institutional Money Market Treasury Portfolio – Class I, 0.01% (a)	665,199	665,199

TOTAL MONEY MARKET SECURITIES (Cost $665,199)		665,199

TOTAL INVESTMENTS – 100.01% (Cost $8,726,342)		9,400,042

Liabilities in Excess of Other Assets – (0.01)%		(758)

TOTAL NET ASSETS – 100.00%		$9,399,284

(a)	Rate disclosed is the seven day yield as of May 31, 2014.

*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

9

1492 SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2014 – (Unaudited)

Assets
Investments in securities at fair value (cost $8,726,342)	$9,400,042
Receivable for fund shares sold	684
Receivable for investments sold	47,454
Dividends receivable	1,102
Interest receivable	3
Receivable from adviser	6,920
Prepaid expenses	7,517

Total Assets	9,463,722

Liabilities
Payable for investments purchased	45,101
Payable to administrator, fund accountant, and transfer agent	8,416
Payable to custodian	3,579
Other accrued expenses	7,342

Total Liabilities	64,438

Net Assets	$9,399,284

Net Assets consist of:
Paid-in capital	$8,645,031
Accumulated undistributed net investment (loss)	(54,938)
Accumulated undistributed net realized gain from investments	135,491
Net unrealized appreciation on investments	673,700

Net Assets	$9,399,284

Shares outstanding (unlimited number of shares authorized, no par value)	618,484

Net asset value (“NAV”) and offering price per share	$15.20

Redemption price per share (NAV * 98%) (a)	$14.90

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at NAV if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.

10

1492 SMALL CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended May 31, 2014 – (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $627)	$17,037
Interest income	24

Total investment income	17,061

Expenses
Investment Adviser fee	37,796
Administration expenses	17,469
Fund accounting expenses	12,478
Transfer agent expenses	22,857
Legal expenses	13,482
Registration expenses	1,079
Custodian expenses	2,047
Audit expenses	7,502
Trustee expenses	5,600
Insurance expense	1,874
Pricing expenses	1,856
Report printing expense	1,300
24f-2 expense	43
CCO expense	3,747
Miscellaneous expenses	1,009

Total expenses	130,139

Fees waived and reimbursed by Adviser	(88,586)

Net operating expenses	41,553

Net investment loss	(24,492)

Net Realized and Unrealized Loss on Investments
Net realized gain on investment securities transactions	139,052
Net change in unrealized depreciation of investment securities	(619,654)

Net realized and unrealized loss on investments	(480,602)

Net decrease in net assets resulting from operations	$(505,094)

See accompanying notes which are an integral part of these financial statements.

11

1492 SMALL CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2014 (Unaudited)	For the Year Ended November 30, 2013
Increase(Decrease) in Net Assets due to:
Operations
Net investment loss	$(24,492)	$(30,037)
Net realized gain on investment transactions	139,052	446,390
Net change in unrealized appreciation (depreciation) of investments	(619,654)	1,150,659

Net increase (decrease) in net assets resulting from operations	(505,094)	1,567,012

Distributions
From net investment income	–	(409)
From net realized gains	(236,089)	–

Total distributions	(236,089)	(409)

Capital Transactions
Proceeds from shares sold	4,834,849	1,019,925
Reinvestment of distributions	233,331	409
Amount paid for shares redeemed	(106,820)	(105,228)

Net increase in net assets resulting from capital transactions	4,961,360	915,106

Total Increase in Net Assets	4,220,177	2,481,709

Net Assets
Beginning of period	5,179,107	2,697,398

End of period	$9,399,284	$5,179,107

Accumulated undistributed net investment loss included in net assets at end of period	$(54,938)	$(30,446)

Share Transactions
Shares sold	285,452	76,465
Shares issued in reinvestment of distributions	15,628	38
Shares redeemed	(6,743)	(7,444)

Net increase in share transactions	294,337	69,059

See accompanying notes which are an integral part of these financial statements.

12

1492 SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended May 31, 2014 (Unaudited)		For the Year Ended November 30, 2013	For the Period Ended November 30, 2012 (a)
Selected Per Share Data
Net asset value, beginning of period	$15.98		$10.57	$10.00

Income from investment operations:
Net investment income (loss)	0.01		(0.09)	(0.08	)(b)
Net realized and unrealized gains (losses)	(0.07)		5.50	0.65	(c)

Total income (loss) from investment operations	(0.06)		5.41	0.57

Less distributions to shareholders:
From net investment income	–		– (d)	–
From net realized gain	(0.72)			–

Total distributions	(0.72)		–	–

Net asset value, end of period	$15.20		$15.98	$10.57

Total Return (e)	-0.31	%(f)	51.21%	5.70	%(f)
Ratios and Supplemental Data
Net assets, end of year (000)	$9,399		$5,179	$2,697
Ratio of expenses to average net assets	1.10	%(g)	1.10%	1.10	%(g)
Ratio of expenses to average net assets before waiver & reimbursement by Adviser	3.45	%(g)	6.07%	13.85	%(g)
Ratio of net investment loss to average net assets	(0.65	)%(g)	(0.78)%	(0.83	)%(g)
Portfolio turnover rate	50	%(f)	104%	106	%(f)

(a)	For the period December 29, 2011 (commencement of operations) through November 30, 2012.
(b)	Per share amounts calculated using average shares method.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Distributions from net investment income resulted in less than $0.005 per share.
(e)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f)	Not Annualized.
(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

13

1492 SMALL CAP GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2014 – (Unaudited)

NOTE 1. ORGANIZATION

The 1492 Small Cap Growth Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on September 27, 2011. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on December 29, 2011. The Fund’s investment adviser is 1492 Capital Management, LLC (the “Adviser”). The investment objective is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These polices are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholder on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

As of and during the period ended May 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Trustees in such a manner as the Trustees determine to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial statement purposes. The Long Term Highest Cost method (or specific identification) is used for determining gains or losses for financial statements and income tax purposes. The Long Term Highest Cost method assumes that, when a security is sold, the tax lot with the highest cost and qualifying for long term capital gain (loss) treatment is sold first. If no tax lots for a security sold qualify for long term capital gain (loss) treatment, then the Fund will default to clearing the highest cost tax lot with short term capital

14

1492 SMALL CAP GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 – (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

gain (loss) characteristics. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 60 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. For the period ended May 31, 2014, no redemption fees were collected.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and net realized short-term capital gains, if any, to its shareholders on at least an annual basis. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. There were no such reclassifications for the period ended May 31, 2014.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

15

1492 SMALL CAP GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual fund. These securities are categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, are categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are categorized as Level 3 securities.

16

1492 SMALL CAP GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 – (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), including certificates of deposit, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the 1492 Small Cap Growth Fund’s investments as of May 31, 2014:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$8,734,843	$–	$–	$8,734,843
Money Market Securities	665,199	–	–	665,199
Total	$9,400,042	$–	$–	$9,400,042

* Refer to Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between fair value hierarchy levels during the period ended May 31, 2014.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and

17

1492 SMALL CAP GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 – (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the period ended May 31, 2014, the Adviser earned fees of $37,796 from the Fund before the reimbursement described below.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, excluding brokerage fees and commissions, borrowing costs, taxes, acquired fund fees and expenses, and extraordinary litigation expenses so that total annual fund operating expenses do not exceed 1.10% of net assets. The contractual agreement with respect to the Fund is in effect through March 31, 2015. For the period ended May 31, 2014, the Adviser waived fees and reimbursed expenses in the amount of $88,586. At May 31, 2014, the Adviser owed the Fund $6,920.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at May 31, 2014 are as follows:

Amount	Recoverable through November 30,
$ 201,074	2015
191,337	2016
88,586	2017

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the period ended May 31, 2014, fees for administrative, transfer agent, and fund accounting services, and Custodian expenses and the amounts due to HASI at May 31, 2014 were as follows:

Adminstration expenses	$17,469
Transfer agent expenses	$22,857
Fund accounting expenses	$12,478
Custodian expenses	$2,047
Payable to HASI	$8,416
Payable to custodian	$3,579

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the period ended May 31, 2014. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

18

1492 SMALL CAP GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 – (Unaudited)

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended May 31, 2014, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases
U.S. Government Obligations	$–
Other	7,832,627
Sales
U.S. Government Obligations	$–
Other	3,499,157

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At May 31, 2014, James D. Parker and Virginia P. Wright, directly and indirectly, owned cumulatively 37.65% and 25.43% of the Fund. As a result, James D. Parker and Virginia P. Wright may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At May 31, 2014, the appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$1,141,216
Gross (Depreciation)	(471,228)

Net Appreciation (Depreciation) on Investments	$669,988

At May 31, 2014, the aggregate cost of securities for federal income tax purposes was $8,730,054.

The tax character of distributions paid during the year ended November 30, 2013 were as follows:

2013
Ordinary Income	$409
Long-term Capital Gain	–

Total distributions paid	$409

19

1492 SMALL CAP GROWTH FUND

NOTES TO THE FINANCIAL STATEMENTS – (continued)

May 31, 2014 – (Unaudited)

NOTE 8. FEDERAL TAX INFORMATION – continued

At November 30, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed long-term capital gains	$236,240
Accumulated capital and other losses	(30,446)
Unrealized appreciation (depreciation)	1,289,642

$1,495,436

At November 30, 2013, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales amounting to $3,712.

As of November 30, 2013, accumulated capital and other losses consist of:

Qualified Late-Year Ordinary Losses*	Total
$ 30,446	$30,446

*	Qualified late-year ordinary losses are the excess of the sum of the specified losses attributable to the portion of the taxable year after October 31, and the ordinary losses attributable to the portion of the taxable year after December 31, over the sum of the specified gains attributable to the portion of the taxable year after October 31, and other ordinary income attributable to the portion of the taxable year after December 31.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since May 31, 2014, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

20

OTHER INFORMATION

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 571-1492 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies is available without charge upon request by calling the Fund at (877) 571-1492 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Daniel J. Condon

Kenneth G.Y. Grant

Gary E. Hippenstiel

Nancy V. Kelly

Ronald C. Tritschler

OFFICERS

John C. Swhear, President

Tara Pierson, Secretary

Joseph L. Rezabek, Senior Vice President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

1492 Capital Management LLC

309 North Water Street, Suite 505

Milwaukee, WI 53202

www.1492Funds.com

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE

INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of July 29, 2014, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not Applicable – filed with annual report

(a)	(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)	(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period
(b)		Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, President

Date	07/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, President

Date	07/29/2014

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date	07/29/2014